Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Benefit Cost of Postretirement Benefits (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	$ 11
Interest cost on the projected benefit obligation	54
Net periodic cost (benefit)	65
Successor [Member] | Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	5
Interest cost on the projected benefit obligation	6
Net periodic cost (benefit)	11
Predecessor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost		60	65	99
Interest cost on the projected benefit obligation		243	305	398
Amortization of prior service cost		(117)	(140)
Net periodic cost (benefit)		186	230	497
Predecessor [Member] | Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost		35
Interest cost on the projected benefit obligation		31
Amortization of prior service cost		24
Net periodic cost (benefit)		90
Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	11	60	65	99
Interest cost on the projected benefit obligation	54	243	305	398
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Net periodic benefit expense:
Service cost	5	35
Interest cost on the projected benefit obligation	$ 6	$ 31